Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Taxes And Non-Controlling Interest Allocation

The following table summarizes income before income taxes and non-controlling interest allocation:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Epsium BVI	$(699,020)	$(658,866)	$(216,984)
Epsium HK	(5,157)	(9,194)	(9,911)
Luz	1,113,536	4,974,284	1,532,753
Total	$409,359	$4,306,224	$1,305,948

Schedule of Income Tax Provision

Significant components of the income tax provision were as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Current tax provision:
Epsium BVI	$–	$–	$–
Epsium HK	–	–	–
Luz	124,665	587,984	175,002

Deferred tax provision:
Epsium HK	–	–	–
Total	$124,665	$587,984	$175,002

Schedule of Reconciliation of the Provision for Income Taxes

A reconciliation of the provision for income taxes determined at the statutory income tax rate to the Company’s income taxes is as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Income before provision for taxes - Epsium BVI	$(699,020)	$(658,866)	$(216,894)
Income before provision for taxes - Epsium HK	(5,157)	(9,194)	(9,911)
Income before provision for taxes - Luz	1,113,536	4,974,284	1,532,753
Macau corporate income tax rate	12%	12%	12%
Income tax provision computed at Macau statutory corporate income tax rate	133,625	596,914	183,930
Reconciling items:
Income not subject to income tax	(8,960)	(8,930)	(8,928)
Uncertain tax positions	–	–	–
Income taxes provision	$124,665	$587,984	$175,002